Reconciliation of Changes in Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Notes Receivable - Rights to MSRs
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 70,175
Purchases and reductions:
Purchases	110,594	184,285
Reductions	3,039	6,555
Total	177,730	177,730
Changes in fair value :
Included in net income
Transfers in or out of Level 3
Ending balance	177,730	177,730
Derivative Financial Instruments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	(565)
Purchases and reductions:
Total	(565)
Changes in fair value :
Included in net income
Included in other comprehensive income (loss)	(798)	(1,363)
Total	(798)	(1,363)
Transfers in or out of Level 3
Ending balance	$ (1,363)	$ (1,363)